Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table for 2025

	Summary Compensation Table Total for PEO ($)(1)		Compensation Actually Paid to PEO ($)(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Summary Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in Thousands) ($)(6)	Adjusted ROCE(7)
	Company TSR ($)	Peer Group TSR ($)(5)
Year	Wright	Gusek	Wright	Gusek
2025	16,715,954	4,793,487	(1,857,300)	4,854,542	2,880,346	2,521,173	189.17	181.74	147,872	8.7%
2024	5,836,488	—	10,045,829	—	2,411,705	3,805,434	199.13	175.55	316,010	19.6%
2023	5,628,100	—	9,819,996	—	2,328,163	3,919,083	179.01	198.73	556,317	42.9%
2022	5,747,485	—	12,201,790	—	2,367,374	4,567,954	155.77	194.99	399,602	34.0%
2021	4,611,372	—	3,946,524	—	2,028,596	1,738,700	94.08	120.73	(179,244)	(10.3)%

(1)	The dollar amounts reported reflect the total compensation shown in the “Total” column of the Summary Compensation Table for Mr. Wright (our former Chairman and Chief Executive Officer) for each of 2021, 2022, 2023, 2024 and 2025, and for Mr. Gusek for 2025.

(2)	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Wright and Mr. Gusek, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Wright or Mr. Gusek during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to Mr. Wright and Mr. Gusek’s total compensation for each year to determine the compensation actually paid to Mr. Wright and Mr. Gusek:

Year		Reported Summary Compensation Table Total for PEO ($)	Deduct Fair Value of Equity Awards Reported in Summary Compensation Table ($)	Add Year-End Fair Value of Equity Awards Granted in Current Year ($)	Add (Deduct) Change in Fair Value at Year End of Unvested Equity Awards Granted in Prior Years ($)	Add (Deduct) Change in Fair Value of Equity Awards Vested in Current Year ($)	Compensation Actually Paid to PEO ($)
2025	Gusek	4,793,487	(2,943,855)	3,015,736	706,609	(717,435)	4,854,542
	Wright	16,715,954	(16,630,644)	—	—	(1,942,610)	(1,857,300)
2024		5,836,488	(3,832,639)	4,401,339	2,715,100	925,541	10,045,829
2023		5,628,100	(3,590,569)	4,164,509	4,410,269	(792,313)	9,819,996
2022		5,747,485	(3,406,258)	4,405,023	3,612,975	1,842,565	12,201,790
2021		4,611,372	(3,801,972)	2,841,227	99,171	196,725	3,946,524

(3)	The dollar amounts reported for 2025 represent the average of the amounts reported for our NEOs as a group (excluding Mr. Wright and Mr. Gusek) in the “Total” column of the Summary Compensation Table provided above. For 2025, the non-PEO NEOs included for purposes of calculating the average amount are Messrs. Stock, Elliott and Gosney. For 2021, 2022, 2023 and 2024, the non-PEO NEOs included for the purposes of calculating the average amounts are Messrs. Stock, Gusek, Elliott and Gosney.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Wright), as computed in accordance with Item 402(v) of SEC Regulation S-K. The NEOs (excluding Mr. Wright) included for purposes of calculating the average amounts in each applicable year are Messrs. Stock, Gusek, Elliott and Gosney. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Wright) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Wright) for each year to determine the compensation actually paid:

Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Fair Value of Equity Awards Reported in Summary Compensation Table ($)	Add Year-End Fair Value of Equity Awards Granted in Current Year ($)	Add (Deduct) Change in Fair Value at Year End of Unvested Equity Awards Granted in Prior Years ($)	Add (Deduct) Change in Fair Value of Equity Awards Vested in Current Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,880,346	(1,713,165)	1,426,478	375,453	(447,939)	2,521,173
2024	2,411,705	(1,297,394)	1,489,905	826,530	374,687	3,805,434
2023	2,328,163	(1,208,667)	1,401,868	1,667,331	(269,613)	3,919,083
2022	2,367,374	(1,146,682)	1,482,906	1,259,414	604,943	4,567,954
2021	2,028,596	(1,515,516)	1,132,550	22,787	70,282	1,738,700

(5)	The peer group selected for each listed year consists of the OSX. We also use this peer group for purposes of the Stock Performance Graph set forth in “Item 5 - Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our Annual Report on Form 10-K for the year ended December 31, 2025.
(6)	The dollar amounts reported represent the amount of net income (loss) (in thousands) attributable to Liberty Energy Inc. in our audited consolidated financial statements for the applicable year
(7)	For the years ended December 31, 2024 and December 31, 2025, Adjusted ROCE is equal to the Company’s income before taxes and loss (gain) on remeasurement of liability under tax receivable agreements, divided by the simple average of capital (debt and equity) employed at the beginning and end of the year. For the years ended December 31, 2021 to 2023, Adjusted ROCE is equal to the Company’s income before taxes and loss (gain) on remeasurement of liability under tax receivable agreements, plus interest expense and stock-based compensation expense for the year, divided by the simple average of capital (debt and equity) employed at the beginning and end of each year presented. We rank our Adjusted ROCE against those of the ROCE Peer Group to determine Comparative ROCE, which is used as a metric to determine a portion of annual incentive compensation and the vesting of performance-based RSU awards. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that our Adjusted ROCE is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by us to link compensation actually paid to our NEOs for the most recently completed fiscal year, to our performance.

Company Selected Measure Name		Adjusted ROCE
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported reflect the total compensation shown in the “Total” column of the Summary Compensation Table for Mr. Wright (our former Chairman and Chief Executive Officer) for each of 2021, 2022, 2023, 2024 and 2025, and for Mr. Gusek for 2025.

Peer Group Issuers, Footnote		The peer group selected for each listed year consists of the OSX. We also use this peer group for purposes of the Stock Performance Graph set forth in “Item 5 - Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount			$ 5,836,488	$ 5,628,100	$ 5,747,485	$ 4,611,372
PEO Actually Paid Compensation Amount			10,045,829	9,819,996	12,201,790	3,946,524
Adjustment To PEO Compensation, Footnote

Year		Reported Summary Compensation Table Total for PEO ($)	Deduct Fair Value of Equity Awards Reported in Summary Compensation Table ($)	Add Year-End Fair Value of Equity Awards Granted in Current Year ($)	Add (Deduct) Change in Fair Value at Year End of Unvested Equity Awards Granted in Prior Years ($)	Add (Deduct) Change in Fair Value of Equity Awards Vested in Current Year ($)	Compensation Actually Paid to PEO ($)
2025	Gusek	4,793,487	(2,943,855)	3,015,736	706,609	(717,435)	4,854,542
	Wright	16,715,954	(16,630,644)	—	—	(1,942,610)	(1,857,300)
2024		5,836,488	(3,832,639)	4,401,339	2,715,100	925,541	10,045,829
2023		5,628,100	(3,590,569)	4,164,509	4,410,269	(792,313)	9,819,996
2022		5,747,485	(3,406,258)	4,405,023	3,612,975	1,842,565	12,201,790
2021		4,611,372	(3,801,972)	2,841,227	99,171	196,725	3,946,524

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,880,346	2,411,705	2,328,163	2,367,374	2,028,596
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 2,521,173	3,805,434	3,919,083	4,567,954	1,738,700
Adjustment to Non-PEO NEO Compensation Footnote

Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Fair Value of Equity Awards Reported in Summary Compensation Table ($)	Add Year-End Fair Value of Equity Awards Granted in Current Year ($)	Add (Deduct) Change in Fair Value at Year End of Unvested Equity Awards Granted in Prior Years ($)	Add (Deduct) Change in Fair Value of Equity Awards Vested in Current Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,880,346	(1,713,165)	1,426,478	375,453	(447,939)	2,521,173
2024	2,411,705	(1,297,394)	1,489,905	826,530	374,687	3,805,434
2023	2,328,163	(1,208,667)	1,401,868	1,667,331	(269,613)	3,919,083
2022	2,367,374	(1,146,682)	1,482,906	1,259,414	604,943	4,567,954
2021	2,028,596	(1,515,516)	1,132,550	22,787	70,282	1,738,700

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income		Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid and Adjusted ROCE
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures

The most important financial performance measures that we use to link executive compensation actually paid to the NEOs for the most recently completed fiscal year to our performance are Adjusted Pre-tax EPS, Adjusted ROCE, and Comparative ROCE, which performance measures for the most recently completed fiscal year are defined in the footnotes to the table in “Compensation Discussion and Analysis – Elements of Compensation – Annual Incentive Award” above.

Total Shareholder Return Amount		$ 189.17	199.13	179.01	155.77	94.08
Peer Group Total Shareholder Return Amount	[3]	181.74	175.55	198.73	194.99	120.73
Net Income (Loss) Attributable to Parent	[4]	$ 147,872,000	$ 316,010,000	$ 556,317,000	$ 399,602,000	$ (179,244,000)
Company Selected Measure Amount	[5]	8.07	19.06	42.09	34.00	(10.03)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Pre-tax EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted ROCE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Comparative ROCE
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (3,832,639)	$ (3,590,569)	$ (3,406,258)	$ (3,801,972)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,401,339	4,164,509	4,405,023	2,841,227
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,715,100	4,410,269	3,612,975	99,171
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			925,541	(792,313)	1,842,565	196,725
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,713,165)	(1,297,394)	(1,208,667)	(1,146,682)	(1,515,516)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,426,478	1,489,905	1,401,868	1,482,906	1,132,550
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		375	826,530	1,667,331	1,259,414	22,787
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(447,939)	374,687	(269,613)	604,943	70,282
Wright [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	16,715,954	5,836,488	5,628,100	5,747,485	4,611,372
PEO Actually Paid Compensation Amount	[7]	(1,857,300)	$ 10,045,829	$ 9,819,996	$ 12,201,790	$ 3,946,524
Wright [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,630,644)
Wright [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,942,610)
Gusek [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	4,793,487
PEO Actually Paid Compensation Amount	[7]	4,854,542
Gusek [Member] | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,943,855)
Gusek [Member] | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,015,736
Gusek [Member] | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		706,609
Gusek [Member] | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (717,435)
Mr. Wright [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Wright	Mr. Wright	Mr. Wright	Mr. Wright	Mr. Wright	Mr. Wright
Mr. Gusek [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Gusek

[1]	The dollar amounts reported for 2025 represent the average of the amounts reported for our NEOs as a group (excluding Mr. Wright and Mr. Gusek) in the “Total” column of the Summary Compensation Table provided above. For 2025, the non-PEO NEOs included for purposes of calculating the average amount are Messrs. Stock, Elliott and Gosney. For 2021, 2022, 2023 and 2024, the non-PEO NEOs included for the purposes of calculating the average amounts are Messrs. Stock, Gusek, Elliott and Gosney.
[2]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Wright), as computed in accordance with Item 402(v) of SEC Regulation S-K. The NEOs (excluding Mr. Wright) included for purposes of calculating the average amounts in each applicable year are Messrs. Stock, Gusek, Elliott and Gosney. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Wright) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Wright) for each year to determine the compensation actually paid:
[3]	The peer group selected for each listed year consists of the OSX. We also use this peer group for purposes of the Stock Performance Graph set forth in “Item 5 - Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our Annual Report on Form 10-K for the year ended December 31, 2025.
[4]	The dollar amounts reported represent the amount of net income (loss) (in thousands) attributable to Liberty Energy Inc. in our audited consolidated financial statements for the applicable year
[5]	For the years ended December 31, 2024 and December 31, 2025, Adjusted ROCE is equal to the Company’s income before taxes and loss (gain) on remeasurement of liability under tax receivable agreements, divided by the simple average of capital (debt and equity) employed at the beginning and end of the year. For the years ended December 31, 2021 to 2023, Adjusted ROCE is equal to the Company’s income before taxes and loss (gain) on remeasurement of liability under tax receivable agreements, plus interest expense and stock-based compensation expense for the year, divided by the simple average of capital (debt and equity) employed at the beginning and end of each year presented. We rank our Adjusted ROCE against those of the ROCE Peer Group to determine Comparative ROCE, which is used as a metric to determine a portion of annual incentive compensation and the vesting of performance-based RSU awards. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that our Adjusted ROCE is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by us to link compensation actually paid to our NEOs for the most recently completed fiscal year, to our performance.
[6]	The dollar amounts reported reflect the total compensation shown in the “Total” column of the Summary Compensation Table for Mr. Wright (our former Chairman and Chief Executive Officer) for each of 2021, 2022, 2023, 2024 and 2025, and for Mr. Gusek for 2025.
[7]	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Wright and Mr. Gusek, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Wright or Mr. Gusek during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to Mr. Wright and Mr. Gusek’s total compensation for each year to determine the compensation actually paid to Mr. Wright and Mr. Gusek: